Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income
Net income	$ 13,138,338	$ 10,758,502
Other comprehensive (loss) income, net of tax:
Unrealized holding (loss) gain on securities AFS arising during the period	(2,635,848)	868,030
Reclassification adjustment for gain realized in income	0	39,086
Unrealized (loss) gain during the period	(2,635,848)	828,944
Tax effect	553,529	(174,079)
Other comprehensive (loss) income, net of tax	(2,082,319)	654,865
Total comprehensive income	$ 11,056,019	$ 11,413,367